Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Plans [Abstract]
Schedule of Share-Based Compensation Expense Included in the Consolidated Statements of Income (Loss)

The share-based compensation expense included in the consolidated statements of income (loss) was as follows:

For the years ended December 31,	2025	2024	2023
Operating expenses	$4,145	$17,557	$33,015

Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise Price

The change in number of stock options outstanding and their weighted average exercise price for the Historic Plans were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2023	199,634	$38.76
Expired	(144,938)
Forfeited	(2,068)
Outstanding at December 31, 2024	52,628	$70.83
Forfeited	(3,102)
Outstanding at December 31, 2025	49,526	$71.33

The change in number of stock options outstanding and their weighted average exercise price for the Omnibus Plan were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2023	803,265	$13.38
Exercised	(30,087)
Outstanding at December 31, 2024	773,178	$13.35
Forfeited	(15,684)
Exercised	(58,335)
Outstanding at December 31, 2025	699,159	$13.28

Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2025	2024
Telesat Corporation time vesting options	49,526	51,595
Weighted average remaining life	1 year	1 year

Schedule of Number of Restricted Share Units

The movement in the number of RSUs under the Historic Plans were as follows:

	RSUs with time criteria	RSUs with time and performance criteria
Outstanding, December 31, 2023	517,688	124,080
Settled	(517,688)	—
Outstanding, December 31, 2024	—	124,080
Forfeited	—	(124,080)
Outstanding, December 31, 2025	—	—

The movement in the number of RSUs, PSUs and DSUs under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, December 31, 2023	784,725	375,137	124,616
Granted	504,670	410,888	77,252
Settled	(305,547)	(230,863)	(12,434)
Forfeited	(19,143)	—	—
Outstanding, December 31, 2024	964,705	555,162	189,434
Granted	260,883	208,312	42,729
Settled	(453,338)	(187,349)	—
Forfeited	(64,784)	(46,069)	—
Outstanding, December 31, 2025	707,466	530,056	232,163